Investments in associates and joint ventures (Details Textual)	Dec. 31, 2018
Disclosure of Investments in associates and joint ventures [Line Items]
Proportionate Of Ownership Interest In Associate	11.59%
Fernando Londoño [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Proportionate Of Ownership Interest In Associate	20.11%
Arrendadora Financiera Internacional Bolivariana AFIB [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Proportionate Of Ownership Interest In Associate	8.52%